Note 1 - Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Note 1 - Organization and Principal Activities (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
Company name	Place of incorporation or establishment	Date of incorporation or acquisition	legal ownership interest	Principal activity

Subsidiaries:
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	N/A
Fortune (Beijing) Success Technology Co., Ltd. ("CFO Success")	Beijing, PRC	Oct. 16, 2007	100%	N/A
Jujin Software (Shenzhen) Co., Ltd. ("CFO Jujin")	Shenzhen, PRC	Mar. 9, 2007	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Stockstar Information Technology (Shanghai) Co., Ltd. ("CFO Stockstar")	Shanghai, PRC	Oct. 1, 2006	100%	N/A
Zhengning Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengning")	Shanghai, PRC	Jan. 31, 2007	100%	N/A
iSTAR Financial Holdings Limited ("iSTAR Financial Holdings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co. Limited ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co. Limited ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Co. Limited ("iSTAR Wealth Management")	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription,
				and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Shanghai Stockstar Securities Advisory and Investment Co., Ltd. ("CFO Securities Consulting")	Shanghai, PRC	Nov. 5, 2009	Nil	Securities investment advising
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Sinoinfo (Dalian) Investment Consulting Co., Ltd. ("CFO Sinoinfo")	Dalian, PRC	Jul. 1, 2013	Nil	Securities investment advising
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Fujian) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Fujian")	Fujian, PRC	Jan. 6, 2013	Nil	Precious metals brokerage
Zhengjin (Shanghai) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Shanghai")	Shanghai, PRC	Dec. 12, 2013	Nil	Precious metals brokerage
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Tianjin")	Tianjin, PRC	Jul. 23, 2013	Nil	Precious metals brokerage
Henghui (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Henghui")	Tianjin, PRC	Sep. 30, 2013	Nil	Precious metals brokerage

Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Note 1 - Organization and Principal Activities (Tables) [Line Items]
Condensed Balance Sheet [Table Text Block]
	Year ended December 31,
	2012	2013
Total assets	$39,592,530	$113,091,394
Total liabilities	$17,141,853	$71,714,009

Condensed Income Statement [Table Text Block]
	Year ended December 31,
	2011	2012	2013
Net revenue	$27,837,567	$17,271,563	$58,549,393
Net Loss	$(7,573,823)	$(6,948,118)	$(5,469,402)

Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31,
	2011	2012	2013
Net cash used in operating activities	$(11,948,507)	$(13,860,354)	$(14,469,067)
Net cash (used in) provided by investing activities	(7,726,567)	3,449,449	(9,440,165)
Net cash (used in) provided by financing activities	(37,146,641)	6,461,007	35,830,988
Effect of exchange rate changes	$895,082	$52,740	$(46,900)